Intangible assets and goodwill - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,395	€ 12,505
Balance at end of period	12,749	12,395	€ 12,505
Total intangibles | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,940	12,946
Acquisition of CCBPI	478
Additions	198	156
Disposals	(45)	(27)
Transfers and reclassifications	(5)	(2)
Currency translation adjustments	(51)	(133)
Balance at end of period	13,515	12,940	12,946
Total intangibles | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(545)	(441)
Amortisation expense	(182)	(139)
Disposals	45	27
Impairment	(83)
Currency translation adjustments	(1)	8
Balance at end of period	(766)	(545)	(441)
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	11,758	11,874
Balance at end of period	12,080	11,758	11,874
TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	11,758	11,874
Acquisition of CCBPI	440
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(51)	(116)
Balance at end of period	12,147	11,758	11,874
TCCC franchise intangible | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Impairment	(67)
Currency translation adjustments	0	0
Balance at end of period	(67)	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	294	261
Balance at end of period	299	294	261
Software | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	720	621
Acquisition of CCBPI	0
Additions	74	64
Disposals	(35)	(27)
Transfers and reclassifications	45	63
Currency translation adjustments	2	(1)
Balance at end of period	806	720	621
Software | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(426)	(360)
Amortisation expense	(107)	(94)	(83)
Disposals	35	27
Impairment	(4)
Currency translation adjustments	(5)	1
Balance at end of period	(507)	(426)	(360)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	123	134
Balance at end of period	148	123	134
Customer relationships | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	194	195
Acquisition of CCBPI	38
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(2)	(1)
Balance at end of period	230	194	195
Customer relationships | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(71)	(61)
Amortisation expense	(12)	(10)	(10)
Disposals	0	0
Impairment	0
Currency translation adjustments	1	0
Balance at end of period	(82)	(71)	(61)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	94	135
Balance at end of period	30	94	135
Non-TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	142	148
Acquisition of CCBPI	0
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(4)	(6)
Balance at end of period	138	142	148
Non-TCCC franchise intangible | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(48)	(13)
Amortisation expense	(63)	(35)	(8)
Disposals	0	0
Impairment	0
Currency translation adjustments	3	0
Balance at end of period	(108)	(48)	(13)
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	94	69
Balance at end of period	170	94	69
Assets under construction | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	94	69
Acquisition of CCBPI	0
Additions	124	92
Disposals	0	0
Transfers and reclassifications	(50)	(65)
Currency translation adjustments	4	(2)
Balance at end of period	172	94	69
Assets under construction | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Impairment	(2)
Currency translation adjustments	0	0
Balance at end of period	(2)	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,514	4,600
Balance at end of period	4,687	4,514	4,600
Goodwill | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,514	4,600
Acquisition of CCBPI	276
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(73)	(86)
Balance at end of period	4,717	4,514	4,600
Goodwill | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Impairment	(30)
Currency translation adjustments	0	0
Balance at end of period	(30)	0	0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	32	32
Impairment	(10)
Balance at end of period	22	32	32
Brands | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	32	39
Acquisition of CCBPI	0
Additions	0	0
Disposals	(10)	0
Transfers and reclassifications	0	0
Currency translation adjustments	0	(7)
Balance at end of period	22	32	39
Brands | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	(7)
Amortisation expense	0	0
Disposals	10	0
Impairment	(10)
Currency translation adjustments	0	7
Balance at end of period	€ 0	€ 0	€ (7)